Exhibit 99.1

MVW Owner Trust 2017-1
Timeshare Loan Backed Notes, Series 2017-1
Sample Timeshare Loan Agreed-Upon Procedures

Report To:
Marriott Ownership Resorts, Inc.

27 July 2017

Building a better
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Report of Independent Accountants on Applying Agreed-Upon Procedures
Marriott Ownership Resorts, Inc. 6649 Westwood Boulevard Orlando, Florida 32821
Re: MVW Owner Trust 2017-1 (the “Issuer”) Timeshare Loan Backed Notes, Series 2017-1 (the “Notes”) Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Marriott Ownership Resorts, Inc. (“MORI”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Structuring Agent,” together with MORI, the “Specified Parties”), solely to assist MORI in evaluating the accuracy of certain information with respect to a pool of timeshare loans (the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, MORI provided us with:

a.	Electronic data files:

i.
Labeled “2017-1 Domestic AUP sample data tape.xlsx” and the corresponding record layout and decode information (the “Preliminary Domestic Data File”) that MORI indicated contains information on 247 timeshare loans relating timeshare properties located in the United States, Puerto Rico, the U.S. Virgin Islands, Guam or any of the other territories of the United States, Canada or U.S. military bases (the “Sample Domestic Timeshare Loans”) as of 31 May 2017 (the “Preliminary Cut-Off Date”) and

ii.
Labeled “2017-1 Asia AUP sample data tape.xlsx” and the corresponding record layout and decode information (the “Preliminary Asia Data File,” together with the Preliminary Domestic Data File, the “Preliminary Data Files”) that MORI indicated contains information on three timeshare loans relating to timeshare properties located in the Asia Pacific region (the “Sample Asia Timeshare Loans,” together with the Sample Domestic Timeshare Loans, the “Sample Timeshare Loans”) as of the Preliminary Cut-Off Date,

b.	Imaged copies of:

i.	The promissory note (the “Note”),

ii.	The deed of trust (the “Deed of Trust”),

iii.	The mortgage (the “Mortgage”),

iv.	The note and mortgage modification (the “Modification”),

v.	The contract for purchase (the “Contract for Purchase”),

vi.	The contract addendum (the “Contract Addendum”),

vii.	The credit report (the “Credit Report”),

viii.	The HUD-1 uniform settlement statement (the “HUD-1”),

ix.	The summary of closing costs disbursement records or closing disclosure (collectively and as applicable, the “Closing Disclosure”),

x.	Certain screen shots from MORI’s internal information and servicing system (the “AMRE Contract System Screenshots”) and

xi.
Certain screen shots from MORI’s internal information and servicing system (the “MortgageServ System Domestic Screen Shots,” together with the Note, Deed of Trust, Mortgage, Modification, Contract for Purchase, Contract Addendum. Credit Report, HUD-1, Closing Disclosure and AMRE Contract System Screenshots, the “Domestic Source Documents”),

as applicable, relating to the Sample Domestic Timeshare Loans,

c.	Imaged copies of:

i.	The loan agreement (the “Loan Agreement”),

ii.	The loan application form (“the “Loan Application Form”),

iii.	The ready to close checklist (the “Ready to Close Checklist”),

iv.	The premier membership certificate (the “Membership Certificate”),

v.	The payment date confirmation notice (the “Payment Date Confirmation Notice”),

vi.	The credit card payment authority (the “Credit Card Payment Authority”),

vii.	The membership application (the “Membership Application”),

viii.	The membership application form (the “Membership Application Form”) and

ix.
Certain screen shots from MORI’s internal information and servicing system (the “MortgageServ System Asia Screen Shots,” together with the Loan Agreement, Loan Application Form, Ready to Close Checklist, Membership Certificate, Payment Date Confirmation Notice, Credit Card Payment Authority, Membership Application and Membership Application Form, the “Asia Source Documents,” together with the Domestic Source Documents, the “Source Documents”), as applicable, relating to the Sample Asia Timeshare Loans,

d.	The list of relevant characteristics (the “Domestic Sample Characteristics”) on the Preliminary Domestic Data File, which are listed on Exhibit 1 to Attachment A,

e.
The list of relevant characteristics (the “Asia Sample Characteristics,” together with the Domestic Sample Characteristics, the “Sample Characteristics”) on the Preliminary Asia Data File, which are listed on Exhibit 2 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Domestic Timeshare Loans on the Preliminary Domestic Data File and Sample Asia Timeshare Loans on the Preliminary Asia Data File were selected by MORI. MORI did not inform us as to the basis for the methodology or selection criteria they used to select the Sample Timeshare Loans. Additionally, MORI indicated that the Sample Timeshare Loans are expected to be representative of the Timeshare Loans. For the purpose of the procedures described in this report, the 247 Sample Domestic Timeshare Loans selected by MORI are referred to as Sample Timeshare Loan Numbers 1 through 247 and the three Sample Asia Timeshare Loans selected by MORI are referred to as Sample Timeshare Loan Numbers 248 through 250.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. MORI is responsible for the Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by MORI upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by MORI that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originators of the Timeshare Loans complied with federal, state or local laws or regulations
or

iv.
Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 July 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
For each Sample Domestic Timeshare Loan, we compared the Domestic Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Domestic Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Domestic Source Documents, subject to the:

a.	Instructions, assumptions and methodologies provided by MORI that are stated in the notes to Exhibit 1 to Attachment A,

b.	Instruction stated in the final paragraph of this Item 1. and

c.	Corresponding record layout and decode information provided by MORI for each Domestic Source Document.

Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

The Domestic Source Document(s) that MORI instructed us to use for each Domestic Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Domestic Source Document is listed for a Domestic Sample Characteristic, MORI instructed us to note agreement if the value on the Preliminary Domestic Data File for the Domestic Sample Characteristic agreed with the corresponding information on at least one of the Domestic Source Documents that are listed for such Domestic Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Domestic Source Documents for any of the Domestic Sample Characteristics listed on Exhibit 1 to Attachment A.

2.
For each Sample Asia Timeshare Loan, we compared the Asia Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Asia Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Asia Source Documents, subject to the:

a.	Instructions, assumptions and methodologies provided by MORI that are stated in the notes to Exhibit 2 to Attachment A,

b.	Instruction stated in the final paragraph of this Item 2. and

c.	Corresponding record layout and decode information provided by MORI for each Asia Source Document.

All such compared information was in agreement.

Attachment A Page 2 of 2

2. (continued)

The Asia Source Document(s) that MORI instructed us to use for each Asia Sample Characteristic are indicated on Exhibit 2 to Attachment A. Unless otherwise indicated in the notes to Exhibit 2 to Attachment A, where more than one Asia Source Document is listed for an Asia Sample Characteristic, MORI instructed us to note agreement if the value on the Preliminary Asia Data File for the Asia Sample Characteristic agreed with the corresponding information on at least one of the Asia Source Documents that are listed for such Asia Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Asia Source Documents for any of the Asia Sample Characteristics listed on Exhibit 2 to Attachment A.

Exhibit 1 to Attachment A

Domestic Sample Characteristics and Domestic Source Documents

Domestic Sample Characteristic	Preliminary Domestic Data File Field Name	Domestic Source Document(s)	Note

Customer number	Customer Number	MortgageServ System Domestic Screen Shots	i.
Loan number	Loan Number	MortgageServ System Domestic Screen Shots	i.
Billing country	Billing Country	Contract for Purchase or MortgageServ System Domestic Screen Shots	ii.
Billing state	Billing State	Contract for Purchase or MortgageServ System Domestic Screen Shots	ii.
Interest rate	Interest Rate	Note or Modification
Open date	Open Date	Note, Deed of Trust, Mortgage, Modification, Contract for Purchase, Contract Addendum, Credit Report, HUD‑1 or Closing Disclosure
Original term	Original Term
(a)    Note, Deed of Trust, Mortgage or Modification or
(b)    Recalculation and Note, Deed of Trust, Mortgage, Modification, Contract for Purchase, Contract Addendum, Credit Report, HUD-1 or Closing Disclosure
iii.
Original balance	Original Balance	Note, Deed of Trust, Mortgage or Modification
Current balance	Current Balance	MortgageServ System Domestic Screen Shots	iv.
Original loan to value	Original Loan to Value	Recalculation and Note, Deed of Trust, Mortgage, Modification, Contract for Purchase, Contract Addendum, Credit Report, HUD‑1 or Closing Disclosure	v.
Next payment due date	Next Payment Due Date	MortgageServ System Domestic Screen Shots	iv.
Credit score	Credit Score (Beacon)	(a) Credit Report or (b) Credit Report and recalculation	vi.
Monthly payment	Monthly Payment	Note, Deed of Trust, Mortgage or Modification
Maturity date	Maturity Month and Year	Note, Deed of Trust, Mortgage or Modification	vii.
Down payment	Down Payment	(a) HUD-1, Closing Disclosure or Contract for Purchase, (b) Recalculation and HUD-1 or Closing Disclosure or (c) Recalculation, AMRE Contract System Screen Shots and HUD-1 or Closing Disclosure	viii.
Resort/project ID	Resort/Project Id	Note, Deed of Trust, Mortgage, Modification, Contract for Purchase, Contract Addendum, Credit Report, HUD‑1 or Closing Disclosure	ix.

Exhibit 1 to Attachment A

Domestic Sample Characteristic	Preliminary Domestic Data File Field Name	Domestic Source Document(s)	Note
Purchase price	Purchase Price	Note, Deed of Trust, Mortgage, Modification, Contract for Purchase, Contract Addendum, Credit Report, HUD‑1 or Closing Disclosure

Notes:

i.	For identification purposes.

ii.
For the purpose of comparing the billing country and billing state Domestic Sample Characteristics for each Sample Domestic Timeshare Loan, MORI instructed us to ignore differences due to abbreviation and truncation.

iii.
For the purpose of comparing the original term Domestic Sample Characteristic for each Sample Domestic Timeshare Loan that does not have the original term specifically stated in the applicable Domestic Source Document, MORI instructed us to recalculate the original term as the difference in months between the:

a.	Maturity date and

b.	Open date,
both as shown on the applicable Domestic Source Document.

For the purpose of the recalculation described in the preceding paragraph, if the open date, as shown on the applicable Domestic Source Document, occurs on the 29th, 30th or 31st day of the month, MORI instructed us to use the first day of the following month as the open date.

Exhibit 1 to Attachment A

Notes: (continued)

iv.
MORI indicated that certain of the MortgageServ System Domestic Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current balance and next payment due date Domestic Sample Characteristics for each Sample Domestic Timeshare Loan, MORI instructed us to only consider account activity shown on the MortgageServ System Domestic Screen Shots which occurred on or prior to the Preliminary Cut-Off Date.

v.	For the purpose of comparing the original loan to value Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, MORI instructed us to recalculate the original loan to value by:

a.	Dividing the:

(1)	Original balance by

(2)	Purchase price,
both as shown on the applicable Domestic Source Document,

b.	Multiplying the result obtained in a. above by 100 and

c.	Rounding the result obtained in b. above to the nearest integer.

vi.
We were instructed by MORI not to compare the credit score Domestic Sample Characteristic for Sample Domestic Timeshare Loans with a credit score value of “0,” “1” or “999,” as shown on the Preliminary Domestic Data File.

Additionally, for the purpose of comparing the credit score Domestic Sample Characteristic for each Sample Domestic Timeshare Loan (except for the Sample Domestic Timeshare Loans described in the preceding paragraph of this note vi.), MORI instructed us to use the:

a.	Primary borrower credit score,

b.	Secondary borrower credit score or

c.	Recalculated average value of the primary borrower credit score and secondary borrower credit score, all as shown on, or as recalculated using information shown on, the Credit Report, and to note agreement if the credit score, as shown on the Preliminary Domestic Data File, agreed to the corresponding information described in either a., b. or c. above. We performed no procedures to reconcile any differences that may exist between the credit score information that we observed or recalculated in a., b. or c. above, as applicable.

vii.
For the purpose of comparing the maturity date Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, MORI instructed us to note agreement if the month and year of the maturity date, as shown on the applicable Domestic Source Document, agreed with the maturity month and year, as shown on the Preliminary Domestic Data File.

Exhibit 1 to Attachment A

Notes: (continued)

viii.
For the purpose of comparing the down payment Domestic Sample Characteristic for each Sample Domestic Timeshare Loan (except for Sample Domestic Timeshare Loan Numbers 224, 238 and 242), MORI instructed us to:

a.	Use the HUD-1, Closing Disclosure or Contract for Purchase as the Domestic Source Document and

b.	Round the corresponding down payment value, as shown on the applicable Domestic Source Document, to the nearest integer.

For the purpose of comparing the down payment Domestic Sample Characteristic for Sample Domestic Timeshare Loan Number 224, MORI instructed us to recalculate the down payment by adding the:

a.	The difference between the:

(1)	Balance due at closing and

(2)	Total closing costs
and

b.	Deposit,
all as shown on the HUD-1 or Closing Disclosure, as applicable.

For the purpose of comparing the down payment Domestic Sample Characteristic for Sample Domestic Timeshare Loan Numbers 238 and 242, MORI instructed us to recalculate the down payment by taking the difference between the:

a.	Difference between the:

(1)	Closing costs paid at closing, as shown on the HUD-1 or Closing Disclosure, as applicable, and

(2)	Fin closing cost, as shown on the AMRE Contract System Screenshots,
and

b.	Deposit, as shown on the HUD-1 or Closing Disclosure, as applicable.

ix.	For the purpose of comparing the resort/project ID Domestic Sample Characteristic for each Sample Domestic Timeshare Loan, MORI:

a.	Instructed us to ignore differences due to abbreviation and truncation and

b.
Indicated that a resort/project ID of “Aruba Ocean Club,” as shown on the Preliminary Domestic Data File, corresponds to a resort/project ID of “Marriott Vacation Club International of Aruba,” as shown on the applicable Domestic Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI that are described in the notes above.

Exhibit 2 to Attachment A

Asia Sample Characteristics and Asia Source Documents

Asia Sample Characteristic	Preliminary Asia Data File Field Name	Asia Source Document(s)	Note

Loan number	Loan Number	MortgageServ System Asia Screen Shots	i.
Billing country	Billing Country	MortgageServ System Asia Screen Shots
Interest rate	Interest Rate	Loan Agreement or Loan Application Form
Open date	Open Date	Ready to Close Checklist or Membership Certificate
Original term	Original Term	Loan Agreement or Loan Application Form
Original balance	Original Balance	Loan Agreement or Loan Application Form
Current balance	Current Balance	MortgageServ System Asia Screen Shots	ii.
Next payment due date	Next Payment Due Date	MortgageServ System Asia Screen Shots	ii.
Monthly payment	Monthly Payment	Loan Agreement, Loan Application Form or Payment Date Confirmation Notice
Down payment	Down Payment	Membership Application, Membership Application Form or Credit Card Payment Authority
Purchase price	Purchase Price	Membership Application or Membership Application Form

Notes:

i.	For identification purposes.

ii.
MORI indicated that certain of the MortgageServ System Asia Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current balance and next payment due date Asia Sample Characteristics for each Sample Asia Timeshare Loan, MORI instructed us to only consider account activity shown on the MortgageServ System Asia Screen Shots which occurred on or prior to the Preliminary Cut-Off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI that are described in the notes above.

Exhibit 3 to Attachment A

Domestic Sample Characteristic Differences

Sample Timeshare Loan Number	Domestic Sample Characteristic	Preliminary Domestic Data File Value	Domestic Source Document Value

43	Credit score	700	709

153	Credit score	755	762